UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end: October 31

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	8/7/2009	589331107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve the agreement and	Issuer
plan of merger with Schering Plough.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172967101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Prop:	Issuer
approve dividend blocker amendment
aprove the director amendment
approve the retirement amendment
approve authorized pref. stock increase.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172967101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Prop:	Issuer
approve authorized share increase
approve the rev stk split
approve preferred stk change

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	4/23/2010	013 817 101	AA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Prop to rat ind. Auditor
3. Approve a majority voting for uncontested director elections
4. Eliminate super-majority amending 7th article
5. Eliminate super-majority amending 8th article
Shareholder:
to adopt simple-majority vote

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Boeing Co.	4/26/2010	015 140 100	BA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche
Shareholder prop:
3. ethical criteria for military contracts
4. Advisory vote on named executive
officer comp.
5. Chge ownership threshold to call
special meetings
6. Independent chairman.
7. Report on political contributions.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
E. I. Du Pont	4/28/2010	P92 047 101	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat ind. Reg. pub a/c firm
Shareholders:
say on executive pay
on amendment to human rights policy

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
A T & T	4/30/2010	002 06R 102	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat ind auditors
Stkholdr prop:
Cumulative voting
Pension credit policy
Advisory vote on comp
Special stkholdr meetings

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Verizon Communications	5/6/2010	015 140 100	SPG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Ernst & Young
3. Adv. Vote re to exe comp
Shareholder prop:
prohibit granting stk options
Gender identity non-discrimination policy
Perf stk unit perf threshold
right to call a special meeting
adopt and disclose succession planning policy
approval ofbenefits paid after death
exe. Stk retention requirements

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporated	4/22/2010	717 081 103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Prop rat. KPMG
3. Advisory vote on exe comp
4. Approval of by-law amendment to
reduce percentage of shs req for shareholders
to call special meetings.
Shareholder prop:
re stock options

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Johnson & Johnson	4/22/2010	478 160 104	JNJ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Pricewaterhouse Coopers
Shareholder prop:
adv. Voe on exe compt
special shareowner metings.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Corp.	5/25/2010	589 33Y 105	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind reg pub a/c firm
3. Prop to adopt the 2010 incentive stk plan
4. Prop to adot the 2010 non-employee
Directors stk opion plan.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Chevron Corporation	5/26/2010	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat ind reg pub a/c firm
3. Reduce the percentage of shockholdings
required for stockholder to call for special meetings
Shareholder prop:
appmtn of ind director w/enviornmental expertise
holding equity based comp through retirement
disclosure of payments to host governments
guidelines for country selection
financial risks from climate change
human rights committee

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Intel Corporation	5/19/2010	458 140 100	INTC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Youngs
3. Adv. Vote on executive comp.

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Caterpillar Inc.	6/9/2010	149 123 101	CAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat auditors
3. Amend 2006 l/t incentive plan
4. Amend art. And bylaws to declassify board
5. Amend art. And bylaws to eliminate supermajority vote requirements
Shareholder prop:
independent chairman of the board
review global corporate standards
special shareholder meetings

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/20/2010	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
3. Prop.to approve material terms of Performance
Shareholder prop:
cumulative voting
executive officer comp
special shareholder meetins
action by written consent
ind. Chairman of th eboard
employment diversity report
reincorporation in North Dakota

Hennessy Balanced
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
McDonalds	5/10/2010	580 135 101	MCD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Approval of ind auditors 2010
Shareholder prop:
executive comp
simple majority vote
the use of controlled atomsophere stunning
the use of cage free eggs.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	8/7/2009	589331107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. To approve the agreement and	Issuer
plan of merger with Schering Plough.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172967101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Prop:	Issuer
approve dividend blocker amendment
aprove the director amendment
approve the retirement amendment
approve authorized pref. stock increase.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.		172967101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Prop:	Issuer
approve authorized share increase
approve the rev stk split
approve preferred stk change

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Alcoa Inc.	4/23/2010	013 817 101	AA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Prop to rat ind. Auditor
3. Approve a majority voting for uncontested director elections
4. Eliminate super-majority amending 7th article
5. Eliminate super-majority amending 8th article
Shareholder:
to adopt simple-majority vote

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Boeing Co.	4/26/2010	015 140 100	BA

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Deloitte & Touche
Shareholder prop:
3. ethical criteria for military contracts
4. Advisory vote on named executive
officer comp.
5. Chge ownership threshold to call
special meetings
6. Independent chairman.
7. Report on political contributions.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
E. I. Du Pont	4/28/2010	P92 047 101	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat ind. Reg. pub a/c firm
Shareholders:
say on executive pay
on amendment to human rights policy

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Amer. Tel & Tel	4/30/2010	002 06R 102	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat ind auditors
Stkholdr prop:
Cumulative voting
Pension credit policy
Advisory vote on comp
Special stkholdr meetings

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
American Express	4/26/2010	025 816 109	AXP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/ shareholder
2. Rat PrcewaterhouseCoopers
3. Adv. Vote approving exe comp
Shareholder prop:
to cumulative voting for Directors
to the calling of special shareholder meetings
to share retention requirements for executives

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Verizon Communications	5/6/2010	015 140 100	SPG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Ernst & Young
3. Adv. Vote re to exe comp
Shareholder prop:
prohibit granting stk options
Gender identity non-discrimination policy
Perf stk unit perf threshold
right to call a special meeting
adopt and disclose succession planning policy
approval ofbenefits paid after death
exe. Stk retention requirements

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/28/2010	369 604 103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
Shareholder props:
cumulative voting
special shareowner meetings
ind. Board chairman
pay disparity
key board committees
advisory vote on exe comp.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporated	4/22/2010	717 081 103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Prop rat. KPMG
3. Advisory vote on exe comp
4. Approval of by-law amendment to
reduce percentage of shs req for shareholders
to call special meetings.
Shareholder prop:
re stock options

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods, Inc	5/18/2010	500 75N 104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat PricewaterhouseCoopers
Shareholder prop:
re shareholderaction bywritten consent

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Johnson & Johnson	4/22/2010	478 160 104	JNJ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat Pricewaterhouse Coopers
Shareholder prop:
adv. Voe on exe compt
special shareowner metings.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
3M Company	5/11/2010	885 79Y 101	MMM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat PriceswaterhouseCoopers
3. Approve 2008 l/t incentive plan

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/28/2010	015 140 100	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
Shareholder prop:
cumulative voting
special shareowner meetings
indpendent board Chairman
pay disparity key board committees
advisory vote on exe comp

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Merck & Corp.	5/25/2010	589 33Y 105	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat ind reg pub a/c firm
3. Prop to adopt the 2010 incentive stk plan
4. Prop to adot the 2010 non-employee
Directors stk opion plan.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Chevron Corporation	5/26/2010	166 764 100	CVX

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat ind reg pub a/c firm
3. Reduce the percentage of shockholdings
required for stockholder to call for special meetings
Shareholder prop:
appmtn of ind director w/enviornmental expertise
holding equity based comp through retirement
disclosure of payments to host governments
guidelines for country selection
financial risks from climate change
human rights committee

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Intel Corporation	5/19/2010	458 140 100	INTC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer
2. Rat Ernst & Youngs
3. Adv. Vote on executive comp.

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
Caterpillar Inc.	6/9/2010	149 123 101	CAT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat auditors
3. Amend 2006 l/t incentive plan
4. Amend art. And bylaws to declassify board
5. Amend art. And bylaws to eliminate supermajority vote requirements
Shareholder prop:
independent chairman of the board
review global corporate standards
special shareholder meetings

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/20/2010	437 076 102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Rat KPMG
3. Prop.to approve material terms of Performance
Shareholder prop:
cumulative voting
executive officer comp
special shareholder meetins
action by written consent
ind. Chairman of th eboard
employment diversity report
reincorporation in North Dakota

Hennessy Total Return
Period:	7/1/09 to 6/30/10

Company Name	Meeting Date	Cusip	Ticker
McDonalds	5/10/2010	580 135 101	MCD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	Issuer/shareholder
2. Approval of ind auditors 2010
Shareholder prop:
executive comp
simple majority vote
the use of controlled atomsophere stunning
the use of cage free eggs.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds, Inc.

By (Signature and Title)*    /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date     July 14, 2010